Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Segment information
Summary of segment information

	Materialise	Materialise	Materialise	Total
in 000€	Medical	Software	Manufacturing	segments	Unallocated	Consolidated
For the year ended December 31, 2024
Revenues	116,358	43,899	106,508	266,765	—	266,765
Segment Adjusted EBITDA	35,562	5,562	1,660	42,784	(11,300)	31,484
Segment Adjusted EBITDA %	30.6%	12.7%	1.6%	16.0%		11.8%
For the year ended December 31, 2023
Revenues	101,376	44,442	110,310	256,127	—	256,127
Segment Adjusted EBITDA	26,544	7,450	7,537	41,530	(10,133)	31,397
Segment Adjusted EBITDA %	26.2%	16.8%	6.8%	16.2%		12.3%
For the year ended December 31, 2022
Revenues	84,846	43,688	103,489	232,023	—	232,023
Segment Adjusted EBITDA	18,822	1,514	8,229	28,565	(9,551)	19,014
Segment Adjusted EBITDA %	22.2%	3.5%	8.0%	12.3%		8.2%

Schedule of segment EBITDA reconciliation with the consolidated net profit (loss)

	For the year ended December 31,
in 000€	2024	2023	2022
Net profit (loss) for the year	13,406	6,695	(2,153)
Income taxes	733	78	975
Financial income	(7,677)	(5,019)	(6,114)
Financial expenses	2,969	3,865	4,420
Operating (loss)/ profit	9,432	5,619	(2,872)
Impairments	—	4,228	—
Other operating income (expense)	(2,350)	(3,077)	(2,693)
Corporate headquarter costs	10,254	10,464	9,504
Corporate research and development	3,681	2,785	2,600
Depreciation, amortization and impairment	21,742	21,511	22,026
Segment EBITDA adjustments	24	—	—
Segment Adjusted EBITDA	42,784	41,530	28,565

Schedule of revenue by geographical area

	As of December 31,
in 000€	2024	2023	2022
United States of America	108,584	90,350	79,380
Americas other than USA	6,516	7,049	7,544
Belgium	6,564	8,265	7,407
Germany	34,963	33,172	30,039
France	17,355	19,053	16,237
Switzerland	19,710	20,780	16,918
United Kingdom	15,634	15,153	11,062
Italy	8,387	11,412	8,124
Netherlands	7,924	7,977	6,621
Other Europe	23,051	22,928	28,731
Asia Pacific	18,077	19,988	19,960
Total	266,765	256,127	232,023

Schedule of total non-current assets other than financial instruments and deferred tax assets by geographical area

	As of December 31,
in 000€	2024	2023	2022
United States of America (USA)	13,416	12,329	12,048
Americas other than USA	2,687	3,023	3,812
Belgium	82,414	85,150	91,690
Germany	78,228	61,520	60,374
Poland	12,064	12,000	11,640
Rest of Europe	7,829	8,024	8,591
Asia-Pacific	1,668	1,578	2,012
Total	198,306	183,625	190,167